UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07418

Legg Mason Global Trust, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2011

Semi-Annual Repor t

Legg Mason

Batterymarch

Emerging Markets Trust

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Batterymarch Emerging Markets Trust

Fund objective

The Fund seeks long-term capital appreciation.

Letter to our shareholders

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Batterymarch Emerging Markets Trust for the six-month reporting period ended June 30, 2011. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Mark R. Fetting	R. Jay Gerken, CFA
Chairman	President

July 29, 2011

Legg Mason Batterymarch Emerging Markets Trust	III

Investment commentary

Economic review

Although the U.S. economy continued to grow over the six months ended June 30, 2011, the pace of the expansion was disappointing, which resulted in a significant shift in investor sentiment. During the first half of the period, there were expectations of a strengthening economy and generally robust investor risk appetite. However, as the reporting period progressed, weakening economic data triggered a flight to quality as investor risk aversion increased. Despite giving back a portion of their previous gains in late May and June, investors who took on additional risk in their portfolios during the reporting period were generally rewarded.

U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, has been less robust than previously realized during most other periods exiting a severe recession. Revised GDP growth was 2.3% during the fourth quarter of 2010 and 3.0% for calendar 2010 as a whole. The Commerce Department then reported that first and second quarter 2011 GDP growth were 0.4% and 1.3%, respectively. This moderation in growth during the first half of the year was due to a variety of factors, including less robust export activity, a decline in government spending and a deceleration in consumer spending given higher oil and food prices.

Turning to the job market, while there was some improvement in the first half of the reporting period, unemployment again moved higher from April through June. After being 9.0% or higher since April 2009, the unemployment rate fell to 8.9% in February and 8.8% in March 2011. The job market then weakened, as unemployment rose to 9.0% in April, 9.1% in May and 9.2% in June. As of the end of the reporting period, approximately 14.1 million Americans looking for work had yet to find a job, and roughly 44% of these individuals have been out of work for more than six months. In June 2011, the Federal Reserve Board (“Fed”)ii projected that unemployment would moderate, but that it would remain elevated and between 7.8% and 8.2% at the end of 2012.

The long-ailing housing market continued to show signs of strain during the reporting period. Looking back, sales increased in the spring of 2010 largely due to the government’s $8,000 tax credit for first-time home buyers. This proved to be only a temporary boost, as sales subsequently weakened after the tax credit expired at the end of April. Existing-home sales did rebound somewhat toward the end of 2010 and in January 2011, as mortgage rates remained relatively low. However, according to the National Association of Realtors (“NAR”), existing-home sales then declined a sharp 8.9% in February. After a 3.5% increase in March, existing-home sales fell 1.8%, 4.0% and 0.8% in April, May and June, respectively. At the end of June, the inventory of unsold homes was a 9.5 month supply at the current sales level, versus a 9.1 month supply in May. Existing-home prices were relatively stagnant versus a year ago, with the NAR reporting that the median existing-home price for all housing types was $184,300 in June 2011, up 0.8% from June 2010.

Even the manufacturing sector, one of the stalwarts of the economy in recent years, softened toward the end of the reporting period. Based on the Institute for Supply Management’s PMIiii, the manufacturing sector grew twenty-three consecutive months since it began expanding in August 2009 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). In January 2011, the manufacturing sector expanded at its fastest pace since May 2004, with a reading of 60.8 versus 58.5 for the previous month. Manufacturing activity remained strong during the next three months and was 60.4 in April. However, it then declined to 53.5 in

IV	Legg Mason Batterymarch Emerging Markets Trust

Investment commentary (cont’d)

May, the lowest reading in the past twelve months. This was attributed, in part, to supply disruptions triggered by the March earthquake and tsunami in Japan. Manufacturing activity then moved modestly higher in June to 55.3, although only twelve of the eighteen industries tracked by the Institute for Supply Management expanded during the month.

Outside of the U.S., economic news was largely dominated by the sovereign debt crisis in Europe, geopolitical events in the Middle East and Northern Africa (“MENA”), and the natural disasters in Japan. Political turmoil in the MENA region caused oil prices to rise above $100 a barrel in February 2011, the first such occurrence in roughly two years. This led to concerns that higher oil prices could temper economic growth in both developed and emerging market countries. The tragedy in Japan also impacted the global economy. The World Bank has projected damage in northeast Japan could reach $235 billion. Japan’s economy fell back into recession in the first quarter of 2011, with GDP contracting 0.9%. However, the World Bank stated, “As a result of the earthquake and tsunami, Japan’s real GDP growth will slow, but the slowdown will likely be temporary. Growth should start picking up after mid-2011 as reconstruction efforts get underway.” Elsewhere, Eurozone GDP growth was 0.8% during the first quarter, compared to a 0.3% expansion in the fourth quarter of 2010. Among the largest emerging market countries, GDP growth was 9.7% in China and 7.8% in India during the first quarter of 2011.

Financial market overview

While stocks and lower-quality bonds generated solid results during the reporting period, there were several periods of heightened volatility and periodic sell-offs. These were triggered by a variety of factors, including concerns regarding the global economy, geopolitical unrest, the natural disasters in Japan and the ongoing European sovereign debt crisis. During those periods, investors tended to favor the relative safety of U.S. Treasury securities. However, these setbacks proved to be only temporary and risk aversion was generally replaced with solid demand for riskier assets.

The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. In November 2010, prior to the beginning of the reporting period, the Fed announced a second round of quantitative easing (often referred to as “QE2”) to help stimulate the economy, entailing the purchase of $600 billion of long-term U.S. Treasury securities by the end of the second quarter of 2011. Also, as has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between 0 and 1/4 percent.

Despite these efforts, at its meeting in June 2011, the Fed said, “Information received since the Federal Open Market Committee met in April indicates that the economic recovery is continuing at a moderate pace, though somewhat more slowly than the Committee had expected. . . . To promote the ongoing economic recovery and to help ensure that inflation, over time, is at levels consistent with its mandate, the Committee decided today to keep the target range for the federal funds rate at 0 to 1/4 percent. The Committee continues to anticipate that economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate for an extended period.”

In June, the Fed also announced that it would complete QE2 on schedule at the end of June. However, given ongoing strains in the economy, it made no overtures toward reversing any of its accommodative policies and the Fed said it would

Legg Mason Batterymarch Emerging Markets Trust	V

“maintain its existing policy of reinvesting principal payments from its securities holdings” rather than seeking to reduce the size of its balance sheet.

Given the economic challenges in the Eurozone, the European Central Bank (“ECB”) had not raised interest rates since July 2008. However, in early April 2011, the ECB raised interest rates from 1.00% to 1.25% and then to 1.50% in July (after the reporting period ended). In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, the lowest level since 2006. Elsewhere, a number of emerging market countries, including China, India and Brazil, raised interest rates during the reporting period in an effort to ward off inflation.

Equity market review

U.S. stock prices, as measured by the S&P 500 Indexv (the “Index”), moved higher during the reporting period. The market got off to a strong start in January and February 2011, as the Index returned 2.37% and 3.43%, respectively. Fueling the market’s ascent was optimism for the global economy and corporate profits that generally exceeded expectations. Despite geopolitical unrest in the Middle East, and the devastating earthquake and tsunami in Japan, the market demonstrated resiliency in March and April, with the Index gaining 0.04% and 2.96%, respectively. The market took a step backward in May as the Index fell 1.13% amid concerns for the economy and future corporate profits. Stock prices then declined 1.67% in June due to weaker-than-expected economic data and a further escalation of the European sovereign debt crisis. All told, the Index returned 6.02% over the reporting period.

The international developed equity market, as measured by the MSCI EAFE Indexvi, also posted a positive return but lagged its U.S. counterpart, returning 4.98% during the six months ended June 30, 2011. This relative underperformance was the result of a number of factors, including concerns regarding the European sovereign debt crisis.

Elsewhere, emerging market equities generated only a modest gain, as the MSCI Emerging Markets Indexvii returned 0.88% over the six months ended June 30, 2011. The reporting period got off to a weak start, with emerging market equities falling 2.71% and 0.93%, respectively, in January and February. Fears that rising interest rates in China could temper global growth and uprisings in Tunisia and Egypt dragged down emerging market equity prices. The market then rallied in March and April, as the MSCI Emerging Markets Index gained 5.88% and 3.10%, respectively. Sharply rising oil prices and continued strong economic growth in many developing countries supported emerging market equities. However, the asset class again weakened in May and June, falling 2.62% and 1.54%, respectively. This setback was triggered by signs that global growth was moderating, falling oil prices and increased risk aversion given fears that Greece might default on its debt obligations.

Performance review

For the six months ended June 30, 2011, Class C shares of Legg Mason Batterymarch Emerging Markets Trust, excluding sales charges, returned -1.04%. The Fund’s unmanaged benchmark, the MSCI Emerging Markets Index, returned 0.88% over the same time frame. The Lipper Emerging Markets Funds Category Average1 returned -0.36% for the same period.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 432 funds in the Fund’s Lipper category, and excluding sales charges.

VI	Legg Mason Batterymarch Emerging Markets Trust

Investment commentary (cont’d)

Performance Snapshot as of June 30, 2011
(excluding sales charges) (unaudited)	6 months
Legg Mason Batterymarch Emerging Markets Trust:
Class A	-0.71%
Class C	-1.04%
Class FI	-0.69%
Class R	N/A
Class I	-0.53%
Class IS	-0.57%
MSCI Emerging Markets Index	0.88%
Lipper Emerging Markets Funds Category Average	-0.36%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Shares redeemed or exchanged within sixty days of purchase will be subject to a 2% redemption fee. Performance does not reflect the redemption fee, which would reduce the performance shown. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fees forgone and/ or expense reimbursements, without which the performance would have been lower.

Performance of Class R shares is not shown because this share class commenced operations on May 18, 2011.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2011, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class I and Class IS shares were 1.64%, 2.36%, 1.58%, 1.28% and 1.24%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 1.50% for Class A shares, 2.25% for Class C shares, 1.50% for Class FI shares and 1.25% for Class IS shares. Class I shares’ operating expenses will be waived and/or reimbursed at an annual rate of 0.06%, provided that no waiver or reimbursement will be made beyond the amount necessary to reduce the class’ annualized expenses to 1.25% of average daily net assets. In addition, total annual operating expenses for Class IS shares will not exceed those for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2012 without the Board of Directors’ consent.

With respect to Class A, Class C, Class FI and Class IS shares, the manager is permitted to recapture amounts forgone or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expenses incurred.

Legg Mason Batterymarch Emerging Markets Trust	VII

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

President

July 29, 2011

RISKS: International investments are subject to special risks including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than securities markets of the U.S. and more developed countries. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

vii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2011 and December 31, 2010. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2011 and held for the six months ended June 30, 2011, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[4]
Class A	-0.71%	$1,000.00	$992.90	1.50%	$7.41	Class A	5.00%	$1,000.00	$1,017.36	1.50%	$7.50
Class C	-1.04	1,000.00	989.60	2.25	11.10	Class C	5.00	1,000.00	1,013.64	2.25	11.23
Class FI	-0.69	1,000.00	993.10	1.50	7.41	Class FI	5.00	1,000.00	1,017.36	1.50	7.50
Class R5	0.51	1,000.00	1,005.10	1.64	1.94	Class R	5.00	1,000.00	1,016.66	1.64	8.20
Class I	-0.53	1,000.00	994.70	1.24	6.13	Class I	5.00	1,000.00	1,018.65	1.24	6.21
Class IS	-0.57	1,000.00	994.30	1.24	6.13	Class IS	5.00	1,000.00	1,018.65	1.24	6.21

[1]	For the six months ended June 30, 2011, unless otherwise noted.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fees forgone and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period, (43) for Class R shares and (181) for Class A, B, C, FI, I and IS shares, then divided by 365.

[4]

Expenses (net of compensating balance arrangements, fees forgone and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

[5]	For the period May 18, 2011 (inception date) to June 30, 2011.

Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2011

Legg Mason Batterymarch Emerging Markets Trust

Security	Shares	Value
Common Stocks — 91.4%
Consumer Discretionary — 11.6%
Auto Components — 1.6%
Halla Climate Control Corp.	138,300	$3,346,511	(a)
Hwa Shin Co., Ltd.	27,600	520,664	(a)
Hyundai Mobis	14,800	5,553,971	(a)
Minth Group Ltd.	1,614,000	2,619,164	(a)
UMW Holdings Berhad	408,000	977,602	(a)
Total Auto Components		13,017,912
Automobiles — 4.2%
Bajaj Auto Ltd.	51,763	1,632,797	(a)
Hero Honda Motors Ltd.	107,875	4,491,916	(a)
Hyundai Motor Co.	20,630	4,606,896	(a)
Kia Motors Corp.	189,420	12,905,841	(a)
Mahindra and Mahindra Ltd.	515,610	8,107,121	(a)
PT Astra International Tbk	433,500	3,216,454	(a)
Total Automobiles		34,961,025
Distributors — 0.3%
Imperial Holdings Ltd.	128,653	2,308,843	(a)
Hotels, Restaurants & Leisure — 0.9%
Ajisen China Holdings Ltd.	1,064,000	2,217,493	(a)
Genting Berhad	1,406,900	5,240,989	(a)
Total Hotels, Restaurants & Leisure		7,458,482
Household Durables — 1.3%
Arcelik AS	158,400	810,048	(a)
Desarrolladora Homex SA de CV, ADR	30,500	769,515	*
Even Construtora e Incorporadora SA	318,000	1,605,639
EZ Tec Empreendimentos e Participacoes SA	39,800	432,772
Gafisa SA, ADR	41,100	388,806
LG Electronics Inc.	8,690	678,249	(a)
Metalfrio Solutions SA	247,900	1,786,996	(b)
PDG Realty SA Empreendimentos e Participacoes	297,200	1,673,910
Rossi Residencial SA	167,900	1,372,764
Turk Sise ve Cam Fabrikalari AS	758,749	1,659,619	(a)
Total Household Durables		11,178,318
Media — 0.4%
CTC Media Inc.	36,500	778,180
Naspers Ltd.	53,400	3,022,152	(a)
Total Media		3,800,332

See Notes to Financial Statements.

4	Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Legg Mason Batterymarch Emerging Markets Trust

Security	Shares	Value
Multiline Retail — 2.0%
Clicks Group Ltd.	462,200	$2,892,481	(a)
El Puerto de Liverpool SA de CV, Class C1 Shares	123,800	948,444
Golden Eagle Retail Group Ltd.	710,000	1,815,810	(a)
Hyundai Department Store Co., Ltd.	15,900	2,588,607	(a)
Intime Department Store Group Co., Ltd.	3,416,000	5,800,973	(a)
Lojas Renner SA	24,600	937,878
Woolworths Holdings Ltd.	493,400	2,173,012	(a)
Total Multiline Retail		17,157,205
Specialty Retail — 0.8%
Foschini Ltd.	111,000	1,447,289	(a)
Mr. Price Group Ltd.	405,600	4,094,646	(a)
Truworths International Ltd.	92,600	1,004,664	(a)
Total Specialty Retail		6,546,599
Textiles, Apparel & Luxury Goods — 0.1%
Fila Korea Ltd.	5,200	434,720	(a)
Total Consumer Discretionary		96,863,436
Consumer Staples — 3.8%
Beverages — 1.5%
Coca-Cola Femsa SA de CV, ADR	17,000	1,581,170
Compania Cervecerias Unidas SA, ADR	69,900	4,109,421
Distilleries Co. of SRI Lanka Ltd.	834,200	1,363,219	(a)(b)
Embotelladoras Arca SAB de CV	121,000	866,021
Fomento Economico Mexicano SA de CV, ADR	53,100	3,530,619
Grupo Modelo SA de CV, Series C Shares	249,700	1,509,908
Total Beverages		12,960,358
Food & Staples Retailing — 1.3%
Lianhua Supermarket Holdings Ltd., Class H Shares	466,200	1,072,052	(a)
Magnit OJSC, GDR	25,600	806,558
President Chain Store Corp.	573,000	3,322,340	(a)
Shoprite Holdings Ltd.	160,700	2,421,046	(a)
The Spar Group Ltd.	154,100	2,058,083	(a)
X5 Retail Group NV, GDR	21,000	823,780	*(a)
Total Food & Staples Retailing		10,503,859
Food Products — 0.6%
Charoen Pokphand Foods Public Co., Ltd.	436,800	419,385	(a)
Kernel Holding SA	27,400	761,063	*(a)
Kuala Lumpur Kepong Berhad	89,000	653,209	(a)

See Notes to Financial Statements.

Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report	5

Legg Mason Batterymarch Emerging Markets Trust

Security	Shares	Value
Food Products — continued
PT Charoen Pokphand Indonesia Tbk	2,694,800	$625,811	(a)
PT Indofood Sukses Makmur Tbk	4,248,000	2,850,702	(a)
Total Food Products		5,310,170
Household Products — 0.1%
Hindustan Unilever Ltd.	112,138	855,311	(a)
Personal Products — 0.3%
Hengan International Group Co., Ltd.	188,000	1,696,347	(a)
Natura Cosmeticos SA	36,400	909,621
Total Personal Products		2,605,968
Total Consumer Staples		32,235,666
Energy — 16.4%
Energy Equipment & Services — 0.9%
China Oilfield Services Ltd.	1,372,000	2,522,864	(a)
Eurasia Drilling Co., Ltd., GDR	26,700	790,868	(a)
OSX Brasil SA	5,700	1,643,546	*
TMK OAO, GDR	152,666	2,847,269	(a)
Total Energy Equipment & Services		7,804,547
Oil, Gas & Consumable Fuels — 15.5%
China Shenhua Energy Co., Ltd., Class H Shares	790,000	3,803,472	(a)
CNOOC Ltd.	4,964,000	11,687,552	(a)
Gazprom OAO, ADR	1,139,900	16,695,610	(a)
LUKOIL, ADR	150,300	9,581,625
MOL Magyar Olaj-es Gazipari RT	28,100	3,221,650	*(a)
NovaTek OAO, GDR	15,700	2,168,324	(a)
OGX Petroleo e Gas Participacoes SA	139,300	1,302,270	*
Oil and Gas Development Co., Ltd.	1,330,500	2,367,855	(a)
Pacific Rubiales Energy Corp.	128,500	3,444,165
PetroChina Co., Ltd.	2,910,000	4,242,088	(a)
Petroleo Brasileiro SA, ADR	569,300	17,466,124
Petroleo Brasileiro SA, ADR	310,100	10,499,986
Petrominerales Ltd.	33,800	992,149
Petronas Dagangan Berhad	194,000	1,034,930	(a)
Polski Koncern Naftowy Orlen SA	154,000	2,907,621	*(a)
PT Borneo Lumbung Energi & Metal Tbk	11,218,000	1,836,284	*(a)
PTT Public Co., Ltd.	229,400	2,501,188	(a)
Reliance Industries Ltd.	117,789	2,365,592	(a)
Rosneft Oil Co., GDR	481,500	4,054,599	(a)
Sasol Ltd.	165,800	8,738,868	(a)

See Notes to Financial Statements.

6	Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Legg Mason Batterymarch Emerging Markets Trust

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Sasol Ltd., ADR	15,600	$825,084
SK Energy Co., Ltd.	29,000	5,489,919	(a)
Tupras-Turkiye Petrol Rafinerileri A.S.	138,600	3,400,788	(a)
Yanzhou Coal Mining Co., Ltd., ADR	211,500	8,140,635
Yanzhou Coal Mining Co., Ltd., Class H Shares	272,000	1,045,227	(a)
Total Oil, Gas & Consumable Fuels		129,813,605
Total Energy		137,618,152
Exchange Traded Funds — 0.9%
Exchange Traded Funds — 0.9%
iShares Asia Trust-iShares FTSE/Xinhua A50 China Index	4,511,300	7,538,278	(a)
Financials — 21.0%
Commercial Banks — 15.4%
Agricultural Bank of China, Class H Shares	18,896,000	10,012,430	(a)
Axis Bank Ltd.	58,465	1,681,474	(a)
Banco Bradesco SA, ADR	428,006	8,769,843
Banco de Oro Unibank Inc.	1,159,400	1,462,864	(a)
Banco do Brasil SA	244,572	4,387,926
Banco Macro Bansud SA, ADR	9,500	358,530
Bangkok Bank Public Co., Ltd.	326,500	1,685,578	(a)
Bank of China Ltd.	15,162,000	7,437,910	(a)
Canara Bank Ltd.	365,499	4,298,044	*(a)(b)
China Construction Bank, Class H Shares	10,391,367	8,662,385	(a)
Chinatrust Financial Holding Co., Ltd.	1,227,000	1,071,293	(a)
E.Sun Financial Holding Co., Ltd.	1,199,333	852,718	(a)
First Financial Holding Co., Ltd.	1,248,000	1,036,019	(a)
Grupo Financiero Banorte SAB de CV, Series O Shares	962,600	4,370,484
Grupo Financiero Galicia SA, ADR	54,500	737,930
HDFC Bank Ltd.	24,484	1,372,071	(a)
Hong Leong Bank Berhad	344,000	1,526,102	(a)
Hong Leong Financial Group Berhad	350,000	1,528,622	(a)
ICICI Bank Ltd., ADR	26,500	1,306,450
ICICI Bank Ltd.	68,188	1,665,396	(a)
Industrial & Commercial Bank of China Ltd., Class H Shares	18,382,646	14,075,470	(a)
Industrial Bank of Korea	57,700	1,008,462	(a)
Itausa — Investimentos Itau SA	10,349	79,575	*
Jammu & Kashmir Bank Ltd.	26,379	494,640	(a)(b)
Kasikornbank Public Co., Ltd., NVDR	268,500	1,079,986	(a)
Komercni Banka AS	8,400	2,047,473	(a)

See Notes to Financial Statements.

Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report	7

Legg Mason Batterymarch Emerging Markets Trust

Security	Shares	Value
Commercial Banks — continued
National Bank of Pakistan	3,943,875	$2,314,809	(a)(b)
Nomos-Bank, GDR	40,000	714,000	*
OTP Bank PLC	156,500	5,096,137	(a)
PT Bank Mandiri	4,074,000	3,434,258	(a)
PT Bank Negara Indonesia (Persero) Tbk	8,355,817	3,784,594	(a)
Sberbank	3,481,700	12,843,570	(a)(b)
Shinhan Financial Group Co., Ltd.	33,170	1,584,384	(a)
State Bank of India	59,377	3,185,596	(a)
Turkiye Halk Bankasi AS	113,500	849,923	(a)
VTB Bank OJSC, GDR	339,000	2,088,094	(a)
Woori Finance Holdings Co., Ltd.	454,900	5,969,139	(a)
Yes Bank Ltd.	578,908	4,043,181	(a)
Total Commercial Banks		128,917,360
Consumer Finance — 0.2%
Kiatnakin Bank Public Co., Ltd.	1,651,100	1,773,354	(a)
Diversified Financial Services — 0.5%
African Bank Investments Ltd.	793,200	4,041,877	(a)
Insurance — 2.7%
China Life Insurance Co., Ltd	3,982,816	5,287,585	(a)
China Life Insurance Co., Ltd.	1,547,000	5,331,568	(a)
Dongbu Insurance Co., Ltd.	74,700	3,887,515	(a)
Hyundai Marine & Fire Insurance Co., Ltd.	38,100	1,136,939	(a)
PICC Property & Casualty Co., Ltd.	2,738,000	4,683,353	*(a)
Powszechny Zaklad Ubezpieczen SA	9,100	1,243,486	(a)
Sanlam Ltd.	210,700	859,612	(a)
Total Insurance		22,430,058
Real Estate Management & Development — 2.2%
Agile Property Holdings Ltd.	1,052,000	1,645,954	(a)
BR Malls Participacoes	131,200	1,500,605
China Overseas Land & Investment Ltd.	3,154,960	6,834,448	(a)
Direcional Engenharia SA	273,100	1,846,157
E-House China Holdings Ltd., ADR	145,400	1,426,374
Evergrande Real Estate Group Ltd.	2,427,300	1,600,382	(a)
Iguatemi Empresa de Shopping Centers SA	55,200	1,356,435
Sobha Developers Ltd.	25,460	147,961	(a)
Soho China Ltd.	2,457,000	2,206,928	(a)
Total Real Estate Management & Development		18,565,244
Total Financials		175,727,893

See Notes to Financial Statements.

8	Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Legg Mason Batterymarch Emerging Markets Trust

Security	Shares	Value
Health Care — 1.0%
Health Care Equipment & Supplies — 0.3%
Opto Circuits India Ltd.	329,332	$2,192,907	(a)(b)
Health Care Providers & Services — 0.5%
Life Healthcare Group Holdings Pte Ltd.	1,504,400	3,912,167	(a)
Pharmaceuticals — 0.2%
Genomma Lab Internacional SA, Class B Shares	355,100	903,786	*
Pharmstandard, GDR	44,000	1,003,131	*(a)
Total Pharmaceuticals		1,906,917
Total Health Care		8,011,991
Industrials — 6.5%
Aerospace & Defense — 0.1%
Embraer SA, ADR	29,000	892,620
Airlines — 0.4%
Tam SA, ADR	42,800	934,324
Thai Airways International Public Co., Ltd.	2,626,959	2,479,473	(a)
Total Airlines		3,413,797
Construction & Engineering — 1.4%
Daelim Industrial Co.	39,600	4,797,120	(a)
Samsung Engineering Co., Ltd.	29,100	6,981,803	(a)
Total Construction & Engineering		11,778,923
Electrical Equipment — 0.1%
Harbin Power Equipment Co., Ltd.	690,000	789,240	(a)
Industrial Conglomerates — 0.3%
Alfa SA de CV, Series A Shares	151,400	2,256,421
Machinery — 3.0%
CSR Corp., Ltd., Class H Shares	3,166,000	2,976,001	(a)
Doosan Infracore Co., Ltd.	101,840	2,275,198	*(a)
Hyundai Heavy Industries Co., Ltd.	17,400	7,267,684	(a)
Iochpe-Maxion SA	36,600	499,523
Pipavav Shipyard Ltd.	1,371,220	2,357,606	*(a)
PT United Tractors Tbk	1,812,772	5,278,083	(a)
Turk Traktor ve Ziraat Makineleri AS	34,400	788,598	(a)
Weichai Power Co., Ltd.	559,000	3,293,484	(a)
Total Machinery		24,736,177
Marine — 0.3%
China COSCO Holdings Co., Ltd., Class H Shares	969,500	762,785	(a)
SITC International Holdings Co., Ltd.	3,628,000	1,957,905	(a)
Total Marine		2,720,690

See Notes to Financial Statements.

Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report	9

Legg Mason Batterymarch Emerging Markets Trust

Security	Shares	Value
Road & Rail — 0.3%
Localiza Rent A Car SA	147,300	$2,633,307
Trading Companies & Distributors — 0.4%
Barloworld Ltd.	361,700	3,696,434	(a)
Transportation Infrastructure — 0.2%
OHL Mexico SAB de CV	647,600	1,302,556	*
Total Industrials		54,220,165
Information Technology — 10.0%
Communications Equipment — 1.0%
High Tech Computer Corp.	231,000	7,891,064	(a)
Computers & Peripherals — 0.3%
Catcher Technology Co., Ltd.	392,000	2,487,913	(a)
Electronic Equipment, Instruments & Components — 1.4%
China ITS Holdings Co., Ltd.	2,087,800	829,429	*(a)
Flexium Interconnect Inc.	403,700	1,005,311	(a)
Hon Hai Precision Industry Co., Ltd.	2,872,317	9,907,794	(a)
Total Electronic Equipment, Instruments & Components		11,742,534
Internet Software & Services — 1.6%
Alibaba.com Ltd.	734,000	1,174,805	(a)
Baidu.com Inc., ADR	12,300	1,723,599	*
SINA Corp.	10,600	1,103,460	*
Tencent Holdings Ltd.	282,200	7,746,888	(a)
Yandex NV, Class A Shares	52,100	1,850,071	*
Total Internet Software & Services		13,598,823
IT Services — 0.7%
Infosys Technologies Ltd.	21,000	1,365,550	(a)
SK C&C Co., Ltd.	22,300	2,727,998	(a)
Ybrant Digital	166,184	1,858,778	(a)(b)
Total IT Services		5,952,326
Semiconductors & Semiconductor Equipment — 5.0%
Advanced Semiconductor Engineering Inc.	1,399,000	1,553,044	(a)
Hynix Semiconductor Inc.	243,460	5,749,918	(a)
Samsung Electronics Co., Ltd.	23,835	18,525,496	(a)
Taiwan Semiconductor Manufacturing Co., Ltd.	3,520,715	8,911,197	(a)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	584,663	7,372,600
Total Semiconductors & Semiconductor Equipment		42,112,255
Total Information Technology		83,784,915

See Notes to Financial Statements.

10	Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Legg Mason Batterymarch Emerging Markets Trust

Security	Shares	Value
Materials — 12.5%
Chemicals — 3.8%
Engro Corp., Ltd.	363,840	$690,893	(a)
Fauji Fertilizer Co., Ltd.	2,011,552	3,523,425	(a)
Formosa Chemicals & Fibre Corp.	332,000	1,240,677	(a)
Formosa Plastics Corp.	1,794,000	6,501,949	(a)
Hanwha Chemical Corp.	42,800	2,036,607	(a)
LG Chem Ltd.	17,296	7,949,326	(a)
Nan Ya Plastics Corp.	632,000	1,694,455	(a)
OCI Co., Ltd., GDR	88,000	3,321,688	*(a)
Sociedad Quimica y Minera de Chile SA, ADR	31,600	2,045,152
Uralkali, GDR	70,300	3,163,579	(a)
Total Chemicals		32,167,751
Construction Materials — 1.0%
Anhui Conch Cement Co., Ltd., Class H Shares	504,000	2,387,607	(a)
Cemex SAB de CV, Participation Certificates, ADR	345,267	2,969,296	*
China National Building Material Co., Ltd.	864,000	1,707,771	(a)
Taiwan Cement Corp.	596,000	893,048	(a)
Total Construction Materials		7,957,722
Containers & Packaging — 0.3%
HSIL Ltd.	560,082	2,329,016	(a)(b)
Metals & Mining — 7.4%
African Rainbow Minerals Ltd.	143,200	3,997,196	(a)
Dongkuk Steel Mill Co., Ltd.	43,500	1,683,910	(a)
El Ezz Steel Rebars SAE	484,464	887,767	*(a)
Evraz Group SA, GDR	26,000	809,917	*(a)
Ferrexpo PLC	114,100	859,977	(a)
Gerdau SA, ADR	139,800	1,470,696
Grupo Mexico SA de CV, Series B Shares	1,116,224	3,685,632
Hyundai Hysco	73,300	3,535,571	(a)
Impala Platinum Holdings Ltd.	27,400	739,660	(a)
Industrias Penoles SA de CV	41,700	1,574,190
Jiangxi Copper Co., Ltd., Class H Shares	908,000	3,051,346	(a)
KGHM Polska Miedz SA	23,300	1,673,547	*(a)
Korea Zinc Co., Ltd.	15,920	6,133,789	(a)
Koza Altin Isletmeleri AS	111,100	1,494,200	(a)
Kumba Iron Ore Ltd.	77,500	5,556,049	(a)
Kumba Resources Ltd.	114,400	3,024,576	(a)
Maanshan Iron & Steel Co., Ltd.	6,240,000	2,882,206	(a)

See Notes to Financial Statements.

Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report	11

Legg Mason Batterymarch Emerging Markets Trust

Security	Shares	Value
Metals & Mining — continued
Mechel OAO, ADR	32,400	$774,036
Mining & Metallurgical Co. Norilsk Nickel, ADR	143,030	3,747,468	(a)
New World Resources PLC, Class A Shares	135,400	1,988,390
Novolipetsk Steel, GDR	34,500	1,342,167	(a)
Severstal, GDR	47,000	867,176	(a)
Sterlite Industries India Ltd.	465,600	1,746,423	*(a)
Ternium SA, ADR	58,300	1,721,599
Vale SA, ADR	204,700	6,540,165
Total Metals & Mining		61,787,653
Total Materials		104,242,142
Telecommunication Services — 6.8%
Diversified Telecommunication Services — 1.3%
Chunghwa Telecom Co., Ltd.	260,000	894,562	(a)
Chunghwa Telecom Co., Ltd., ADR	15,000	518,250
Telecom Argentina S.A., Class B Shares, ADR	34,500	899,070
Telecomunicacoes de Sao Paulo SA, ADR	180,480	5,360,256
Telekomunikacja Polska SA	247,000	1,500,350	(a)
Turk Telekomunikasyon A.S.	357,400	1,889,074	(a)
Total Diversified Telecommunication Services		11,061,562
Wireless Telecommunication Services — 5.5%
America Movil SAB de CV, Series L Shares, ADR	194,600	10,485,048
America Movil SAB de CV, Series L Shares	4,462,186	6,017,672
China Mobile (Hong Kong) Ltd.	938,000	8,740,215	(a)
DiGi.Com Berhad	13,400	128,925	(a)
Mobile TeleSystems, ADR	90,300	1,717,506
MTN Group Ltd.	295,600	6,298,400	(a)
Taiwan Mobile Co., Ltd.	356,000	966,977	(a)
Tim Participacoes SA, ADR	117,500	5,782,175
VimpelCom Ltd., ADR	123,600	1,577,136
Vodacom Group Ltd.	368,100	4,570,441	(a)
Total Wireless Telecommunication Services		46,284,495
Total Telecommunication Services		57,346,057
Utilities — 0.9%
Electric Utilities — 0.7%
CEZ AS	15,000	771,798	(a)
Companhia Energetica de Minas Gerais, ADR	79,200	1,634,688
EDP — Energias do Brasil SA	21,700	522,808
Enersis SA, ADR	133,900	3,093,090
Total Electric Utilities		6,022,384

See Notes to Financial Statements.

12	Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Legg Mason Batterymarch Emerging Markets Trust

Security	Shares	Value
Independent Power Producers & Energy Traders — 0.2%
China Power International Development Ltd.	1,817,000	$460,930	(a)
Hub Power Co., Ltd.	2,412,013	1,052,034	(a)
Total Independent Power Producers & Energy Traders		1,512,964
Total Utilities		7,535,348
Total Common Stocks (Cost — $626,380,148)		765,124,043
Preferred Stocks — 7.6%
Consumer Discretionary — 0.4%
Automobiles — 0.4%
Hyundai Motor Co.	46,473	3,340,026	(a)
Consumer Staples — 0.6%
Beverages — 0.6%
Companhia de Bebidas das Americas, ADR	156,700	5,285,491
Financials — 3.1%
Commercial Banks — 3.1%
Banco do Estado do Rio Grande do Sul SA, Class B Shares	103,900	1,191,689
Itau Unibanco Banco Multiple SA, ADR	619,558	14,590,591
Itau Unibanco Holding SA	75,825	1,770,942
Itausa — Investimentos Itau SA	1,042,991	8,012,983
Total Financials		25,566,205
Industrials — 0.1%
Machinery — 0.1%
Marcopolo SA	249,300	1,118,188
Randon SA Implementos e Participacoes	17,300	137,455
Total Industrials		1,255,643
Materials — 3.3%
Chemicals — 0.2%
Braskem SA, Class A Shares	131,200	1,873,865
Containers & Packaging — 0.1%
Klabin SA	96,200	357,518
Metals & Mining — 2.9%
Bradespar SA	140,000	3,552,366
Metalurgica Gerdau SA	143,800	1,842,822
Vale SA, ADR	649,600	18,812,416
Total Metals & Mining		24,207,604
Paper & Forest Products — 0.1%
Suzano Papel e Celulose SA	128,700	931,037
Total Materials		27,370,024

See Notes to Financial Statements.

Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report	13

Legg Mason Batterymarch Emerging Markets Trust

Security	Shares	Value
Utilities — 0.1%
Electric Utilities — 0.1%
Companhia Paranaense de Energia-Copel, ADR	24,700	$670,852
Total Preferred Stocks (Cost — $42,312,493)		63,488,241
Total Investments — 99.0% (Cost — $668,692,641#)		828,612,284
Other Assets in Excess of Liabilities — 1.0%		8,332,416
Total Net Assets — 100.0%		$836,944,700

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(b)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts
NVDR	— Non Voting Depositary Receipts
OJSC	— Open Joint Stock Companies

See Notes to Financial Statements.

14	Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Legg Mason Batterymarch Emerging Markets Trust

Summary of Investments by Country†
Brazil	17.4%
South Korea	15.2
China	13.2
South Africa	8.2
Russia	7.9
Taiwan	7.7
India	5.7
Mexico	5.2
Cayman Islands	3.5
Hong Kong	2.7
Indonesia	2.5
Malaysia	1.3
Turkey	1.3
Pakistan	1.2
Thailand	1.2
Chile	1.1
Hungary	1.0
Poland	0.9
Canada	0.4
Czech Republic	0.3
Netherlands	0.3
Luxembourg	0.3
Argentina	0.2
United Kingdom	0.2
Bermuda	0.2
Philippines	0.2
Sri Lanka	0.2
Colombia	0.1
Egypt	0.1
Switzerland	0.1
Cyprus	0.1
Ukraine	0.1
100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of June 30, 2011 and are subject to change.

See Notes to Financial Statements.

Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report	15

Statement of assets and liabilities (unaudited)

June 30, 2011

Assets:
Investments, at value (Cost — $668,692,641)	$828,612,284
Foreign currency, at value (Cost — $3,082,018)	3,084,757
Cash	9,162,177
Dividends and interest receivable	4,008,848
Receivable for securities sold	2,247,470
Receivable for Fund shares sold	1,030,505
Prepaid expenses	71,218
Total Assets	848,217,259

Liabilities:
Payable for securities purchased	8,573,281
Payable for Fund shares repurchased	1,246,742
Investment management fee payable	638,902
Accrued foreign capital gains tax	219,270
Service and/or distribution fees payable	207,604
Directors’ fees payable	9,263
Accrued expenses	377,497
Total Liabilities	11,272,559
Total Net Assets	$836,944,700

Net Assets:
Par value (Note 7)	$34,713
Paid-in capital in excess of par value	714,280,725
Undistributed net investment income	2,485,462
Accumulated net realized loss on investments and foreign currency transactions	(39,564,330)
Net unrealized appreciation on investments and foreign currencies	159,708,130	*
Total Net Assets	$836,944,700

*	Net of accrued foreign capital gains tax of $219,270.

See Notes to Financial Statements.

16	Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2011

Shares Outstanding:
Class A	802,779
Class C	10,178,038
Class FI	1,425,145
Class R	85
Class I	19,175,724
Class IS	3,131,171

Net Asset Value:
Class A†	$23.81
Class C†*	$23.72
Class FI†	$24.30
Class R†	$23.81
Class I†	$24.29
Class IS†	$24.29
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$25.26

†	Redemption price per share is NAV of the class’ shares reduced by a 2% redemption fee on certain redemptions, including exchanges, of shares redeemed or exchanged within 60 days from purchase payment (See Note 1).

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report	17

Statement of operations (unaudited)

For the Six Months Ended June 30, 2011

Investment Income:
Dividends	$13,113,414
Interest	37,700
Less: Foreign taxes withheld	(1,425,026)
Total Investment Income	11,726,088

Expenses:
Investment management fee (Note 2)	4,149,709
Service and/or distribution fees (Notes 2 and 5)	1,330,097
Custody fees	757,533
Transfer agent fees (Note 5)	269,717
Legal fees	36,534
Directors’ fees	32,968
Registration fees	32,701
Shareholder reports	31,855
Audit and tax	22,944
Insurance	7,227
Fees recaptured by investment manager (Note 2)	6,613
Miscellaneous expenses	24,728
Total Expenses	6,702,626
Less: Fees forgone and/or expense reimbursements (Notes 2 and 5)	(211,518)
Net Expenses	6,491,108
Net Investment Income	5,234,980

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	49,896,470	†
Foreign currency transactions	(69,681)
Net Realized Gain	49,826,789
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(63,324,159)	‡
Foreign currencies	(5,691)
Change in Net Unrealized Appreciation (Depreciation)	(63,329,850)
Net Loss on Investments and Foreign Currency Transactions	(13,503,061)
Decrease in Net Assets From Operations	$(8,268,081)

†	Net of foreign capital gains tax of $413,330.

‡	Net of change in accrued foreign capital gains tax of $1,655,965.

See Notes to Financial Statements.

18	Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2011 (unaudited) and the Year Ended December 31, 2010	2011	2010

Operations:
Net investment income	$5,234,980	$2,462,959
Net realized gain	49,826,789	68,488,070
Change in net unrealized appreciation (depreciation)	(63,329,850)	50,463,950
Increase (Decrease) in Net Assets From Operations	(8,268,081)	121,414,979

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	—	(3,600,344)
Decrease in Net Assets From Distributions to Shareholders	—	(3,600,344)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	166,348,232	257,981,647
Reinvestment of distributions	—	2,847,544
Cost of shares repurchased	(162,984,847)	(178,399,086)
Increase in Net Assets From Fund Share Transactions	3,363,385	82,430,105
Increase (Decrease) in Net Assets	(4,904,696)	200,244,740

Net Assets:
Beginning of period	841,849,396	641,604,656
End of period*	$836,944,700	$841,849,396
* Includes undistributed (overdistributed) net investment income, respectively, of:	$2,485,462	$(2,749,518)

See Notes to Financial Statements.

Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report	19

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2011[2]	2010	2009[3]

Net asset value, beginning of period	$23.98	$20.35	$10.83

Income (loss) from operations:
Net investment income	0.16	0.11	0.15
Net realized and unrealized gain (loss)	(0.33)	3.61	9.58
Total income (loss) from operations	(0.17)	3.72	9.73

Less distributions from:
Net investment income	—	(0.09)	(0.21)
Total distributions	—	(0.09)	(0.21)

Net asset value, end of period	$23.81	$23.98	$20.35
Total return[4]	(0.71)%	18.33%	90.34%

Net assets, end of period (000s)	$19,116	$17,565	$12,070

Ratios to average net assets:
Gross expenses	1.59%[5,6]	1.63%	1.56%[5]
Net expenses[7,8,9]	1.50 [5,6]	1.50	1.50 [5]
Net investment income	1.37 [5]	0.51	1.02 [5]

Portfolio turnover rate	43%	64%	106%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2011 (unaudited).

[3]	For the period February 3, 2009 (commencement of operations) to December 31, 2009.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees forgone/expenses reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, dividend expense on short sales and extraordinary expenses, to average net assets of Class A shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Directors’ consent.

[8]	Reflects fees forgone and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

20	Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1,2]	2011[3]	2010	2009	2008	2007	2006

Net asset value, beginning of period	$23.97	$20.42	$11.72	$28.06	$23.20	$19.80

Income (loss) from operations:
Net investment income (loss)	0.06	(0.05)	0.05	0.16	(0.07)	(0.04)
Net realized and unrealized gain (loss)	(0.31)	3.60	8.69	(16.13)	10.36	6.38
Total income (loss) from operations	(0.25)	3.55	8.74	(15.97)	10.29	6.34

Less distributions from:
Net investment income	—	—	(0.04)	—	(0.03)	—
Net realized gains	—	—	—	(0.37)	(5.40)	(2.94)
Total distributions	—	—	(0.04)	(0.37)	(5.43)	(2.94)

Net asset value, end of period	$23.72	$23.97	$20.42	$11.72	$28.06	$23.20
Total return[4]	(1.04)%	17.39%	74.72%	(57.62)%	45.74%	33.18%

Net assets, end of period (000s)	$241,429	$273,698	$268,594	$177,406	$518,255	$349,674

Ratios to average net assets:
Gross expenses	2.35%[5,6]	2.34%	2.34%	2.32%	2.34%	2.38%
Net expenses[7,8,9]	2.25 [5,6]	2.25	2.25	2.25	2.25	2.25
Net investment income (loss)	0.54 [5]	(0.24)	0.32	0.74	(0.27)	(0.17)

Portfolio turnover rate	43%	64%	106%	71%	89%	96%

[1]	On February 1, 2009, Primary Class shares were renamed Class C shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2011 (unaudited).

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees forgone/expenses reimbursed from prior fiscal years.

[7]	Reflects fees forgone and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, dividend expense on short sales and extraordinary expenses, to average net assets of Class C shares did not exceed 2.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Directors' consent.

See Notes to Financial Statements.

Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report	21

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1,2]	2011[3]	2010	2009	2008	2007[4]

Net asset value, beginning of period	$24.47	$20.77	$11.95	$28.38	$27.18

Income (loss) from operations:
Net investment income	0.16	0.11	0.16	0.29	0.02
Net realized and unrealized gain (loss)	(0.33)	3.68	8.88	(16.35)	6.08
Total income (loss) from operations	(0.17)	3.79	9.04	(16.06)	6.10

Less distributions from:
Net investment income	—	(0.09)	(0.22)	—	(0.25)
Net realized gains	—	—	—	(0.37)	(4.65)
Total distributions	—	(0.09)	(0.22)	(0.37)	(4.90)

Net asset value, end of period	$24.30	$24.47	$20.77	$11.95	$28.38
Total return[5]	(0.69)%	18.31%	76.06%	(57.29)%	23.09%

Net assets, end of period (000s)	$34,634	$35,116	$22,977	$10,424	$7,706

Ratios to average net assets:
Gross expenses	1.57%[6,7]	1.57%	1.64%	1.79%	1.77%[6]
Net expenses[9,8,10]	1.50 [6,7]	1.50	1.50	1.50	1.50 [6]
Net investment income	1.33 [6]	0.51	1.02	1.53	0.13 [6]

Portfolio turnover rate	43%	64%	106%	71%	89%

[1]	On October 5, 2009, Financial Intermediary Class shares were renamed Class FI shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2011 (unaudited).

[4]	For the period June 29, 2007 (commencement of operations) to December 31, 2007.

[5]

Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of fees forgone/expenses reimbursed from prior fiscal years.

[8]	Reflects fees forgone and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, dividend expense on short sales and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Directors’ consent.

See Notes to Financial Statements.

22	Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares	2011[1,2]

Net asset value, beginning of period	$23.69

Income from operations:
Net investment income	0.05
Net realized and unrealized gain	0.07
Total income from operations	0.12

Net asset value, end of period	$23.81
Total return[3]	0.51%

Net assets, end of period (000s)	$2

Ratios to average net assets:
Gross expenses	2.06%[4]
Net expenses[5,6,7]	1.64 [4]
Net investment income	1.91 [4]

Portfolio turnover rate	43%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period May 18, 2011 (inception date) to June 30, 2011.

[3]

Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fees forgone and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, dividend expenses on short sales and extraordinary expenses, to average net assets of Class R shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Directors’ consent.

See Notes to Financial Statements.

Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report	23

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1,2]	2011[3]	2010	2009	2008	2007	2006

Net asset value, beginning of period	$24.42	$20.75	$11.97	$28.36	$23.38	$19.74

Income (loss) from operations:
Net investment income	0.19	0.16	0.20	0.35	0.21	0.17
Net realized and unrealized gain (loss)	(0.32)	3.68	8.89	(16.37)	10.47	6.41
Total income (loss) from operations	(0.13)	3.84	9.09	(16.02)	10.68	6.58

Less distributions from:
Net investment income	—	(0.17)	(0.31)	—	(0.30)	—
Net realized gains	—	—	—	(0.37)	(5.40)	(2.94)
Total distributions	—	(0.17)	(0.31)	(0.37)	(5.70)	(2.94)

Net asset value, end of period	$24.29	$24.42	$20.75	$11.97	$28.36	$23.38
Total return[4]	(0.53)%	18.58%	76.48%	(57.19)%	47.20%	34.52%

Net assets, end of period (000s)	$465,700	$443,981	$282,224	$105,338	$60,874	$28,378

Ratios to average net assets:
Gross expenses	1.26%[5]	1.27%	1.28%	1.30%	1.30%	1.31%
Net expenses[6,7,8]	1.24 [5]	1.25	1.25	1.25	1.25	1.25
Net investment income	1.59 [5]	0.74	1.25	1.83	0.74	0.79

Portfolio turnover rate	43%	64%	106%	71%	89%	96%

[1]	On October 5, 2009, Institutional Class shares were renamed Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2011 (unaudited).

[4]

Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fees forgone and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, dividend expense on short sales and extraordinary expenses, to average net assets of Class I shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Directors’ consent.

See Notes to Financial Statements.

24	Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1,2]	2011[3]	2010	2009	2008[4]

Net asset value, beginning of period	$24.43	$20.76	$11.97	$21.97

Income (loss) from operations:
Net investment income	0.20	0.16	0.22	0.05
Net realized and unrealized gain (loss)	(0.34)	3.69	8.88	(10.05)
Total income (loss) from operations	(0.14)	3.85	9.10	(10.00)

Less distributions from:
Net investment income	—	(0.18)	(0.31)	—
Total distributions	—	(0.18)	(0.31)	—

Net asset value, end of period	$24.29	$24.43	$20.76	$11.97
Total return[5]	(0.57)%	18.59%	76.57%	(45.52)%

Net assets, end of period (000s)	$76,064	$71,489	$55,740	$20,815

Ratios to average net assets:
Gross expenses	1.24%[6,7]	1.23%	1.25%	1.29%[6]
Net expenses[8,9]	1.24 [6,7,10]	1.23 [10]	1.25	1.25 [6,10]
Net investment income	1.65 [6]	0.76	1.37	1.29 [6]

Portfolio turnover rate	43%	64%	106%	71%

[1]	On October 5, 2009, Institutional Select Class shares were renamed Class IS shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2011 (unaudited).

[4]	For the period August 29, 2008 (commencement of operations) to December 31, 2008.

[5]

Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of fees forgone/expenses reimbursed from prior fiscal years.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes dividend expense on short sales and extraordinary expenses, to average net assets of Class IS shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Directors’ consent.

[10]	Reflects fees forgone and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report	25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch Emerging Markets Trust (the “Fund”), is a separate diversified investment series of Legg Mason Global Trust, Inc. (the “Corporation”). The Corporation, a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

26	Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks:
Consumer discretionary	$10,694,904	$86,168,532	—	$96,863,436
Consumer staples	13,313,318	18,922,348	—	32,235,666
Energy	53,895,584	83,722,568	—	137,618,152
Exchange traded funds	—	7,538,278	—	7,538,278
Financials	26,854,309	148,873,584	—	175,727,893
Health care	903,786	7,108,205	—	8,011,991
Industrials	8,518,751	45,701,414	—	54,220,165
Information technology	12,049,730	69,876,407	$1,858,778	83,784,915
Materials	22,769,156	81,472,986	—	104,242,142
Telecommunication services	32,357,113	24,988,944	—	57,346,057
Utilities	5,250,586	2,284,762	—	7,535,348
Preferred stocks	60,148,215	3,340,026	—	63,488,241
Total investments	$246,755,452	$579,998,054	$1,858,778	$828,612,284

†	See Schedule of Investments for additional detailed categorizations.

For the six months ended June 30, 2011, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Investments in Securities	Information Technology
Balance as of December 31, 2010	$1,858,258
Accrued premiums/discounts	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)[1]	520
Net purchases (sales)	—
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of June 30, 2011	$1,858,778
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2011[1]	$520

[1]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report	27

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency

28	Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Redemption fee. The Fund imposes a 2% redemption fee on certain redemptions, including exchanges, of Fund shares redeemed or exchanged within 60 days of the date of their purchase. The fee is payable to the Fund.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of June 30, 2011, the Fund did not have any open derivative transactions.

(g) Foreign investment risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these

Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report	29

foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(i) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2011, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of Pakistani and Thai securities held by the Fund are subject to capital gains tax in those countries. As of June 30, 2011, there were $219,270 of capital gains tax liabilities accrued on unrealized gains.

30	Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Fund’s investment adviser. LMPFA and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the investment adviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Batterymarch 75% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than brokerage, interest, taxes, dividend expense on short sales and extraordinary expenses, to average net assets of Class A, C, FI, R and IS shares did not exceed 1.50%, 2.25%, 1.50%, 1.75% and 1.25%, respectively. In addition, total annual fund operating expenses for Class IS shares did not exceed total annual fund operating expenses for Class I shares as a result of an expense limitation arrangement between the Fund and LMPFA. These expense limitation arrangements cannot be terminated prior to December 31, 2012 without the Board of Directors’ consent.

During the six months ended June 30, 2011, fees forgone and/or expenses reimbursed amounted to $211,518.

LMPFA has also agreed to forgo fees and/or reimburse operating expenses other than interest, brokerage, taxes, extraordinary expenses and dividend expense on short sales, at the annual rate of 0.06% of average daily net assets for Class I shares, provided that no waiver or reimbursement will be made beyond the amount necessary to reduce that class’ annualized expenses to 1.25% of average daily net assets. This arrangement is not subject to recapture.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report	31

Pursuant to these arrangements, at June 30, 2011, the Fund had remaining fees forgone and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class IS
Expires December 31, 2013	$15,729	$174,843	$14,220	—	$1,985
Expires December 31, 2014	8,960	137,339	13,531	$1	1,878
Fees forgone/expense reimbursements subject to recapture	$24,689	$312,182	$27,751	$1	$3,863

For the six months ended June 30, 2011, LMPFA recaptured $295, $3,595, $550 and $2,173 for Class A, C, FI and IS shares, respectively.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2011, LMIS and its affiliates received sales charges of approximately $4,000 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2011, CDSCs paid to LMIS and its affiliates were approximately $10,000 for Class C shares.

Under a Deferred Compensation Plan (the “Plan”), Directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds managed by affiliates of Legg Mason in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

All officers and two Directors of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$387,411,201
Sales	358,464,042

At June 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$179,736,651
Gross unrealized depreciation	(19,817,008)
Net unrealized appreciation	$159,919,643

32	Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At June 30, 2011 the Fund did not have any derivatives outstanding.

The following table provides information about the effect of derivatives and hedging activities on the Fund's Statement of Operations for the six months ended June 30, 2011. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Contracts Risk
Forward foreign currency contracts	(2,950)

During the six months ended June 30, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to sell)	$132,508

5. Class specific expenses, fees forgone and/or expense reimbursements

The Fund has adopted Rule 12b-1 distribution plans and under the plans the Fund pays a service fee with respect to its Class A, Class C, Class R and Class FI shares calculated at the annual rate of 0.25% of the average daily net assets of each class. The Fund also pays a distribution fee with respect to its Class C and Class R shares calculated at the annual rate of 0.75% and 0.25% of the average daily net assets of each class, respectively. The Rule 12b-1 plan for Class FI and Class R provides for payments of distribution and service fees to LMIS at an annual rate of up to 0.40% and 0.75% of each class’s average daily net assets, respectively, subject to the authority of the Board of Directors of the Fund to set a lower amount. The Board of Directors has currently approved payments under these plans of 0.25% and 0.50% of the average daily net assets of Class FI and Class R, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2011, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$22,676	$10,220
Class C	1,264,652	158,340
Class FI	42,768	16,020
Class R1	1	1
Class I	—	81,752
Class IS	—	3,384
Total	$1,330,097	$269,717

[1]	For the period May 18, 2011 (inception date) to June 30, 2011.

Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report	33

For the six months ended June 30, 2011, class specific fees forgone and/or expense reimbursements were as follows:

Fees Forgone/ Expense Reimbursements
Class A	$8,960
Class C	137,339
Class FI	13,531
Class R1	1
Class I	49,809
Class IS	1,878
Total	$211,518

[1]	For the period May 18, 2011 (inception date) to June 30, 2011.

6. Distributions to shareholders

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
Net Investment Income:
Class A	—	$65,008
Class FI	—	129,366
Class I	—	2,916,902
Class IS	—	489,068
Total	—	$3,600,344

7. Capital shares

At June 30, 2011, there were 125,000,000 shares authorized at $0.001 par value for each of the Fund’s Class C and Class I shares, and 100,000,000 shares authorized at $0.001 par value for each of the Fund’s Class A, Class FI, Class R and Class IS shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Class A
Shares sold	169,393	$3,962,851	310,732	$6,629,956
Shares issued on reinvestment	—	—	2,921	64,543
Shares repurchased	(99,175)	(2,320,138)	(174,066)	(3,631,440)
Net increase	70,218	$1,642,713	139,587	$3,063,059

Class C
Shares sold	532,104	$12,543,203	1,454,069	$31,097,990
Shares repurchased	(1,770,635)	(41,564,439)	(3,190,576)	(66,805,706)
Net decrease	(1,238,531)	$(29,021,236)	(1,736,507)	$(35,707,716)

Class FI
Shares sold	385,327	$9,271,169	738,196	$15,743,166
Shares issued on reinvestment	—	—	5,696	128,302
Shares repurchased	(395,315)	(9,568,852)	(415,250)	(8,955,261)
Net increase (decrease)	(9,988)	$(297,683)	328,642	$6,916,207

34	Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount

Class R1
Shares sold	85	$2,025	—	—
Net increase	85	$2,025	—	—

Class I
Shares sold	5,452,976	$131,757,734	9,027,713	$196,917,863
Shares issued on reinvestment	—	—	97,416	2,230,453
Shares repurchased	(4,456,424)	(105,781,410)	(4,547,088)	(96,852,634)
Net increase	996,552	$25,976,324	4,578,041	$102,295,682

Class IS
Shares sold	361,231	$8,811,250	332,047	$7,592,672
Shares issued on reinvestment	—	—	18,581	424,246
Shares repurchased	(156,368)	(3,750,008)	(109,742)	(2,154,045)
Net increase	204,863	$5,061,242	240,886	$5,862,873

[1]	For the period May 18, 2011 (inception date) to June 30, 2011.

8. Line of credit

The Fund, along with certain other Legg Mason Funds, participates in a $200 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. This 364-day revolving Credit Agreement matures on March 1, 2012. Pursuant to the Credit Agreement, each participating portfolio is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing LIBOR rate plus the LIBOR rate margin. The Fund did not utilize the line of credit during the six months ended June 30, 2011.

9. Capital loss carryforward

As of December 31, 2010 the Fund had a net capital loss carryforward of approximately $84,772,642 which expires in 2017. This amount will be available to offset any future taxable capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Legg Mason Batterymarch Emerging Markets Trust 2011 Semi-Annual Report	35

10. Other tax information

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Fund, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending December 31, 2011.

Legg Mason Batterymarch

Emerging Markets Trust

Directors

Mark R. Fetting Chairman

R. Jay Gerken, CFA President

Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

Batterymarch Financial Management, Inc.

Custodian

State Street Bank & Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Counsel

K&L Gates LLP

Washington, DC

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason Batterymarch Emerging Markets Trust

The Fund is a separate investment series of Legg Mason Global Trust, Inc.

Legg Mason Batterymarch Emerging Markets Trust

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Batterymarch Emerging Markets Trust. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX012836 8/11 SR11-1457

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Trust, Inc.

By:	/s/ R. JAY GERKEN
(R. Jay Gerken)
President
Legg Mason Global Trust, Inc.

Date:	August 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
(R. Jay Gerken)
President
Legg Mason Global Trust, Inc.

Date:	August 30, 2011

By:	/s/ KAPREL OZSOLAK
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Global Trust, Inc.

Date:	August 30, 2011